PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 198,476	$ 194,701
Accumulated depreciation	(127,642)	(120,386)
Depreciated cost	70,834	74,315
Buildings and land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,022	83,775
Computers, software and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	67,627	64,262
Network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	39,739	39,473
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,165	4,108
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299	299
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,624	$ 2,784